SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Results of Operations of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	$ 582,849	$ 479,908
Net income	23,678	170,715
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	191,222	71,057
Net income	$ (59,336)	$ 15,458